Expense Example, No Redemption - Investor A, C and Institutional - BlackRock GNMA Portfolio - Investor C Shares	Jan. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	872
Expense Example, No Redemption, 10 Years	$ 1,733